NET INCOME PER ORDINARY SHARE - Basic and diluted net income (loss) per share computation (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 225,820,409	$ 35,436,151	¥ 168,652,466	¥ 190,084,771
Denominator:
Weighted average number of ordinary shares outstanding	153,174,715	153,174,715	150,775,447	148,896,691
Weighted average number of ordinary shares equivalents outstanding	497,643	497,643	121,965	128,475
Denominator for basic net income per ordinary share	153,672,358	153,672,358	150,897,412	149,025,166
Dilutive effect of outstanding share options	4,366,690	4,366,690	4,900,551	3,978,477
Dilutive effect of unvested restricted share units	2,421,928	2,421,928	2,037,905	244,545
Denominator for diluted net income per ordinary share	160,460,976	160,460,976	157,835,868	153,248,188
Net income per ordinary share
-Basic | (per share)	¥ 1.47	$ 0.23	¥ 1.12	¥ 1.28
-Diluted | (per share)	¥ 1.41	$ 0.22	¥ 1.07	¥ 1.24